Risk management - Liquidity and Funding Risks, On and Off Balance Sheet Encumbrances (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€) component	Jan. 02, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Encumbered assets and collateral received and matching liabilities
Assets	€ 1,459,271,000,000	€ 1,443,069,000,000	€ 1,444,305,000,000	€ 1,339,125,000,000
Liquidity risk
Encumbered assets and collateral received and matching liabilities
Percent of total assets encumbered	24.80%
Total assets encumbered	€ 1,587,800
With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Matching liabilities, contingent liabilities or securities lent	301,600,000
Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered	€ 391,800,000
Number of categories of encumbered assets | component	2
Structural funding transactions, percentage	12.80%
With property collateral | More than 12 months | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Percent of total assets encumbered	51.50%
With property collateral | Within one year | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Percent of total assets encumbered	48.50%
On-balance-sheet assets | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	€ 322,200,000
Percent of total assets encumbered	67.00%
On-balance-sheet assets | With property collateral | Unmatured | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	€ 28,500,000
On-balance-sheet assets | With property collateral | 1 month | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	53,700,000
On-balance-sheet assets | With property collateral | 3 months | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	11,900,000
On-balance-sheet assets | With property collateral | 3 to 12 months | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	29,000,000
On-balance-sheet assets | With property collateral | 2019 | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	78,600,000
On-balance-sheet assets | With property collateral | 2020 | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	55,400,000
On-balance-sheet assets | With property collateral | 3 to 5 years | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	28,100,000
On-balance-sheet assets | With property collateral | 2023 to 2027 | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	20,400,000
On-balance-sheet assets | With property collateral | Later than ten years [member] | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	16,500,000
On-balance-sheet assets | Without collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of asset	1,137,100,000
On-balance-sheet assets | Loan commitments | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	214,600,000
On-balance-sheet assets | Loan commitments | Without collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of asset	855,000,000
On-balance-sheet assets | Equity instruments | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	4,200,000
Fair value of asset	4,200,000
On-balance-sheet assets | Equity instruments | Without collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	10,700,000
Fair value of asset	10,700,000
On-balance-sheet assets | Debt instruments asset | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	76,300,000
Fair value of asset	76,300,000
On-balance-sheet assets | Debt instruments asset | Without collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	114,800,000
Fair value of asset	114,800,000
On-balance-sheet assets | Other assets Member | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	27,100,000
On-balance-sheet assets | Other assets Member | Without collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of asset	156,600,000
Off-balance-sheet assets | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	69,600,000
Fair value of collateral received or own debt securities issued available for encumbrance	48,900,000
Off-balance-sheet assets | With property collateral | Unmatured | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	24,600,000
Off-balance-sheet assets | With property collateral | 1 month | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	15,800,000
Off-balance-sheet assets | With property collateral | 3 months | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	10,700,000
Off-balance-sheet assets | With property collateral | 3 to 12 months | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	10,300,000
Off-balance-sheet assets | With property collateral | 2019 | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	1,800,000
Off-balance-sheet assets | With property collateral | 2020 | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	1,800,000
Off-balance-sheet assets | With property collateral | 3 to 5 years | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	1,700,000
Off-balance-sheet assets | With property collateral | 2023 to 2027 | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	1,800,000
Off-balance-sheet assets | With property collateral | Later than ten years [member] | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	1,100,000
Off-balance-sheet assets | Equity instruments | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	2,700,000
Fair value of collateral received or own debt securities issued available for encumbrance	6,000,000
Off-balance-sheet assets | Debt instruments asset | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	65,000,000
Fair value of collateral received or own debt securities issued available for encumbrance	42,900,000
Off-balance-sheet assets | Other collateral received | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	1,900,000
Off-balance-sheet assets | Own debt securities issued other than own covered bonds or ABSs | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of collateral received or own debt securities issued available for encumbrance	€ 1,400,000